Vanguard® PRIMECAP Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Communication Services (5.4%)
*	Alphabet Inc. Class A	11,151,190	1,557,710
*	Alphabet Inc. Class C	6,431,620	906,408
*	Baidu Inc. ADR	5,347,948	636,887
	Walt Disney Co.	4,438,605	400,762
*	Meta Platforms Inc. Class A	243,500	86,189
*	Charter Communications Inc. Class A	193,600	75,249
	T-Mobile US Inc.	339,300	54,400
*	Live Nation Entertainment Inc.	499,000	46,706
*	Netflix Inc.	76,200	37,100
*	Altice USA Inc. Class A	4,710,800	15,310
	Comcast Corp. Class A	51,000	2,236
	Nintendo Co. Ltd.	17,500	911
	Electronic Arts Inc.	5,700	780
*	Roblox Corp. Class A	13,250	606
			3,821,254
Consumer Discretionary (11.0%)
*	Tesla Inc.	5,729,100	1,423,567
	Sony Group Corp. ADR	13,221,000	1,251,897
	Ross Stores Inc.	7,604,700	1,052,414
	Alibaba Group Holding Ltd. ADR	10,400,417	806,136
	TJX Cos. Inc.	8,168,600	766,296
*,1	Mattel Inc.	26,455,838	499,486
*	Amazon.com Inc.	3,063,500	465,468
[1]	Whirlpool Corp.	3,051,332	371,561
*	Royal Caribbean Cruises Ltd.	2,395,047	310,135
	Bath & Body Works Inc.	3,490,014	150,629
	Marriott International Inc. Class A	448,410	101,121
*	Flutter Entertainment plc (XDUB)	531,171	94,284
	Hilton Worldwide Holdings Inc.	423,766	77,164
[2]	Restaurant Brands International Inc.	808,900	63,199
	McDonald's Corp.	191,800	56,871
	eBay Inc.	1,189,000	51,864
*	Burlington Stores Inc.	217,700	42,338
*	Carnival Corp.	2,054,065	38,082
*	Victoria's Secret & Co.	1,167,171	30,977
	Lowe's Cos. Inc.	125,000	27,819
*	MGM Resorts International	540,000	24,127
	Newell Brands Inc.	2,115,000	18,358
*	Ulta Beauty Inc.	21,000	10,290
	Las Vegas Sands Corp.	173,400	8,533
			7,742,616

		Shares	Market Value ($000)
Consumer Staples (0.3%)
	Sysco Corp.	1,513,400	110,675
*	Dollar Tree Inc.	659,700	93,710
	Altria Group Inc.	588,200	23,728
[2]	Haleon plc ADR	548,000	4,510
	Dollar General Corp.	20,000	2,719
			235,342
Energy (2.1%)
	Hess Corp.	4,778,200	688,825
	Pioneer Natural Resources Co.	2,221,500	499,571
	EOG Resources Inc.	1,595,600	192,988
*	Transocean Ltd. (XNYS)	14,390,773	91,382
	Schlumberger NV	700,100	36,433
			1,509,199
Financials (6.5%)
	Wells Fargo & Co.	27,696,647	1,363,229
	Visa Inc. Class A	2,331,400	606,980
	Marsh & McLennan Cos. Inc.	2,630,516	498,404
	Raymond James Financial Inc.	4,254,903	474,422
	JPMorgan Chase & Co.	2,739,000	465,904
	Bank of America Corp.	8,046,532	270,927
	Northern Trust Corp.	1,754,700	148,061
	Progressive Corp.	850,000	135,388
	Mastercard Inc. Class A	308,300	131,493
	CME Group Inc.	620,068	130,586
	Citigroup Inc.	1,822,300	93,739
	Fidelity National Information Services Inc.	1,281,500	76,980
	Charles Schwab Corp.	871,214	59,939
*	PayPal Holdings Inc.	866,500	53,212
	Goldman Sachs Group Inc.	121,500	46,871
	Discover Financial Services	182,525	20,516
	Morgan Stanley	205,000	19,116
			4,595,767
Health Care (30.3%)
	Eli Lilly & Co.	12,848,118	7,489,425
	Amgen Inc.	8,962,995	2,581,522
*,1	Biogen Inc.	9,194,061	2,379,147
	AstraZeneca plc ADR	25,729,688	1,732,894
*	Boston Scientific Corp.	25,766,344	1,489,552
	Thermo Fisher Scientific Inc.	1,799,547	955,181
	Novartis AG ADR	8,223,585	830,335
	Bristol-Myers Squibb Co.	13,008,723	667,478
*	BioMarin Pharmaceutical Inc.	6,826,903	658,250
	Roche Holding AG	1,557,113	452,643
*,2	BeiGene Ltd. ADR	2,275,590	410,425
	GSK plc ADR	8,654,550	320,738
*	Elanco Animal Health Inc. (XNYS)	18,216,439	271,425
	Zimmer Biomet Holdings Inc.	2,208,300	268,750
	Abbott Laboratories	1,936,695	213,172
	CVS Health Corp.	2,150,000	169,764
	Agilent Technologies Inc.	732,516	101,842
	Stryker Corp.	331,400	99,241
*	IQVIA Holdings Inc.	213,584	49,419
	Medtronic plc	570,000	46,957
	Sanofi ADR	893,000	44,409
[3]	Siemens Healthineers AG	721,300	41,878
	Danaher Corp.	167,402	38,727

		Shares	Market Value ($000)
*	Edwards Lifesciences Corp.	492,100	37,523
	Alcon Inc.	431,477	33,707
*	Sandoz Group AG	404,572	13,017
*	Waters Corp.	33,680	11,088
	UnitedHealth Group Inc.	9,615	5,062
	Humana Inc.	10,076	4,613
*	Zimvie Inc.	27,100	481
			21,418,665
Industrials (12.8%)
	FedEx Corp.	8,545,658	2,161,795
	Siemens AG (Registered)	7,802,676	1,463,855
	Southwest Airlines Co.	25,401,478	733,595
	Airbus SE	3,689,594	570,000
*	United Airlines Holdings Inc.	12,098,403	499,180
	Delta Air Lines Inc.	11,156,900	448,842
	Caterpillar Inc.	1,347,100	398,297
	Union Pacific Corp.	1,347,200	330,899
	TransDigm Group Inc.	309,316	312,904
	United Parcel Service Inc. Class B (XNYS)	1,928,970	303,292
	Textron Inc.	3,612,300	290,501
*	American Airlines Group Inc.	19,003,213	261,104
	Carrier Global Corp.	2,937,200	168,742
	Otis Worldwide Corp.	1,517,260	135,749
	General Dynamics Corp.	512,800	133,159
*	Alaska Air Group Inc.	3,280,700	128,177
	JB Hunt Transport Services Inc.	515,900	103,046
	CSX Corp.	2,585,000	89,622
*	Boeing Co.	254,300	66,286
	Rockwell Automation Inc.	165,500	51,385
	nVent Electric plc	859,000	50,758
*	Lyft Inc. Class A	3,208,900	48,101
	Honeywell International Inc.	221,000	46,346
	L3Harris Technologies Inc.	189,000	39,807
	AMETEK Inc.	221,000	36,441
*	Ryanair Holdings plc ADR	250,000	33,340
	RTX Corp.	376,870	31,710
	Norfolk Southern Corp.	127,000	30,020
	Deere & Co.	74,030	29,602
*	WillScot Mobile Mini Holdings Corp.	631,000	28,080
*	Uber Technologies Inc.	113,650	6,997
			9,031,632
Information Technology (28.8%)
*	Adobe Inc.	4,342,557	2,590,770
	Microsoft Corp.	6,223,002	2,340,098
	Intel Corp.	45,928,118	2,307,888
	KLA Corp.	3,544,660	2,060,511
	Micron Technology Inc.	23,601,774	2,014,175
	Texas Instruments Inc.	10,716,972	1,826,815
	Oracle Corp.	8,889,770	937,249
	NVIDIA Corp.	1,723,900	853,710
	Intuit Inc.	1,176,600	735,410
	NetApp Inc.	8,262,241	728,399
*	Splunk Inc.	3,929,808	598,706
	Analog Devices Inc.	2,491,400	494,692
	QUALCOMM Inc.	2,794,406	404,155
	HP Inc.	13,042,216	392,440
	Apple Inc.	1,566,000	301,502

		Shares	Market Value ($000)
	Hewlett Packard Enterprise Co.	17,180,642	291,727
[2]	Telefonaktiebolaget LM Ericsson ADR	38,743,541	244,084
	Cisco Systems Inc.	4,371,279	220,837
	Entegris Inc.	1,835,622	219,944
	Applied Materials Inc.	1,142,300	185,133
	Corning Inc.	3,990,600	121,514
*	Autodesk Inc.	424,200	103,284
*	Palo Alto Networks Inc.	315,350	92,990
*	Western Digital Corp.	880,000	46,086
	Teradyne Inc.	344,700	37,407
*	BlackBerry Ltd.	9,975,500	35,313
*	Keysight Technologies Inc.	179,500	28,557
	Marvell Technology Inc.	355,600	21,446
	Dell Technologies Inc. Class C	273,900	20,953
	Broadcom Inc.	15,753	17,584
*	Salesforce Inc.	48,200	12,683
*	Gartner Inc.	27,000	12,180
	Jabil Inc.	87,500	11,148
*,2	Nice Ltd. ADR	50,250	10,025
*	Fortinet Inc.	69,450	4,065
	Infineon Technologies AG ADR	75,000	3,139
*	Arista Networks Inc.	4,000	942
*	Unity Software Inc.	19,950	816
*	Okta Inc.	7,500	679
*	RingCentral Inc. Class A	8,000	272
			20,329,328
Materials (1.4%)
[2]	Albemarle Corp.	1,958,194	282,920
	Glencore plc	39,128,549	235,204
	DuPont de Nemours Inc.	1,971,556	151,672
	Linde plc	245,300	100,747
	Freeport-McMoRan Inc.	2,229,900	94,927
	Dow Inc.	1,253,817	68,759
	Corteva Inc.	1,099,216	52,674
			986,903
Total Common Stocks (Cost $24,469,436)			69,670,706
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[4,5]	Vanguard Market Liquidity Fund, 5.435% (Cost $977,976)	9,783,242	978,128
Total Investments (100.0%) (Cost $25,447,412)			70,648,834
Other Assets and Liabilities—Net (0.0%)			(22,218)
Net Assets (100%)			70,626,616
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,519,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $41,878,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $39,736,000 was received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	66,798,914	2,871,792	—	69,670,706
Temporary Cash Investments	978,128	—	—	978,128
Total	67,777,042	2,871,792	—	70,648,834

D.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2023 Market Value ($000)
Biogen Inc.	2,317,349	41,823	—	—	19,975	—	—	2,379,147
Mattel Inc.	582,822	—	—	—	(83,336)	—	—	499,486
Vanguard Market Liquidity Fund	1,211,327	NA1	NA1	41	(116)	13,895	6	978,128
Whirlpool Corp.	402,147	5,005	—	—	(35,591)	5,336	—	371,561
Total	4,513,645	46,828	—	41	(99,068)	19,231	6	4,228,322
1	Not applicable—purchases and sales are for temporary cash investment purposes.